As filed with the Securities and Exchange Commission on January 19, 2018
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |X|
Pre-Effective Amendment No.                                                     | |

Post Effective Amendment No. 354                                           |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               |X|

Amendment No. 356            |X|

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)

(312) 827-0100
Registrant's Telephone Number

AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
____X____ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

EXPLANATORY NOTE

This filing relates to the following series of the Registrant:

Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim S&P High Income Infrastructure ETF
Guggenheim Total Return Bond ETF
Guggenheim U.S. Large Cap Optimized Volatility ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on the 19th day of January, 2018.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Amy J. Lee
      -------------------------------------
      Amy J. Lee
      President, Chief Executive Officer and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*	Trustee	January 19, 2018
Randall C. Barnes

*	Trustee	January 19, 2018
Donald A. Chubb, Jr.

*	Trustee	January 19, 2018
Jerry B. Farley

*	Trustee	January 19, 2018
Roman Friedrich III

*	Trustee	January 19, 2018
Robert B. Karn III

*	Trustee	January 19, 2018
Ronald A. Nyberg

*	Trustee	January 19, 2018
Maynard F. Oliverius

*	Trustee	January 19, 2018
Ronald E. Toupin, Jr.

/s/ Amy J. Lee	President, Chief Executive Officer and	January 19, 2018
Amy J. Lee	Chief Legal Officer

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and	January 19, 2018
John L. Sullivan	Chief Accounting Officer

/s/ Mark E. Mathiasen		January 19, 2018
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase